As filed with the U.S. Securities and Exchange Commission on May 10, 2019

File No.  333-195493
File No.  811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

Alpha Architect ETF Trust
(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road
Broomall, Pennsylvania 19008
(Address of Principal Executive Offices, Zip Code)

 (215) 882-9983
(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray
213 Foxcroft Road
Broomall, Pennsylvania 19008
(Name and Address of Agent for Service)

Copy to:
Michael Pellegrino, Esq.
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective
☐	immediately upon filing pursuant to paragraph (b)
☒	on May 17, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 14 (the “Amendment”) to its Registration Statement (filed on February 20, 2019) until May 17, 2019. Parts A, B and C of the Amendment are incorporated by reference herein.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 10th day of May, 2019.

ALPHA ARCHITECT ETF TRUST
By: /s/ Wesley R. Gray
Wesley R. Gray
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	May 10, 2019
Wesley R. Gray

/s/ John R. Vogel	Treasurer and Chief Financial Officer	May 10, 2019
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	May 10, 2019
Patrick Cleary

/s/ Daniel Dorn	Trustee	May 10, 2019
Daniel Dorn*

/s/ Michael Pagano	Trustee	May 10, 2019
Michael Pagano*

/s/ Emeka Oguh	Trustee	May 10, 2019
Emeka Oguh*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact*
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 12 to the Registrant’s registration statement on January 24, 2019, incorporated herein by reference)